Portfolio of Investments February 28, 2026
Minnesota Intermediate
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 92.3%
X 361,347,634 MUNICIPAL BONDS - 92.3%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 14.8%
$ 130,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000% 08/01/28 $ 129,976
1,160,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Series 2021A
5 .000 06/15/37 957,741
100,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project, Series 2016A
5 .000 07/01/31 100,155
1,000,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/36 998,571
190,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .000 07/01/30 190,213
710,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .250 07/01/37 710,647
195,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4 .000 07/01/26 195,045
300,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4 .000 07/01/27 300,096
370,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4 .000 07/01/28 370,108
645,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
5 .500 08/01/36 645,648
230,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
4 .500 07/01/26 229,318
40,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5 .000 07/01/36 37,842
395,000 Ham Lake, Minnesota Charter School Lease Revenue Bonds,
Parnassus Preparatory School Project, Series 2016A
4 .000 11/01/26 395,249
975,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/44 956,159
1,000,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
4 .750 07/01/31 1,001,035
500,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
5 .000 07/01/36 500,330
1,405,000 (a) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5 .000 12/01/32 1,420,319
1,160,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000 07/01/33 1,161,633
4,000,000 Minneapolis, Minnesota, Revenue Bonds, University Gateway
Project, Refunding Series 2025
5 .000 12/01/36 4,755,096
1,230,000 Minneapolis, Minnesota, Revenue Bonds, University Gateway
Project, Refunding Series 2025
5 .000 12/01/45 1,339,073
200,000 Minnesota Health and Education Facilities Authority, Revenue
Bonds, Macalester College Refunding Series 2026
5 .000 03/01/41 225,958
250,000 Minnesota Health and Education Facilities Authority, Revenue
Bonds, Macalester College Refunding Series 2026
5 .000 03/01/42 280,057
225,000 Minnesota Health and Education Facilities Authority, Revenue
Bonds, Macalester College Refunding Series 2026
5 .000 03/01/43 249,860
215,000 Minnesota Health and Education Facilities Authority, Revenue
Bonds, Macalester College Refunding Series 2026
5 .000 03/01/44 235,741
225,000 Minnesota Health and Education Facilities Authority, Revenue
Bonds, Macalester College Refunding Series 2026
5 .000 03/01/45 243,834
2,800,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5 .000 05/01/32 2,821,300
655,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5 .000 05/01/37 657,550
1,600,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017
4 .000 03/01/33 1,617,579
2,380,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Series 2023
5 .000 03/01/41 2,647,398

Portfolio of Investments February 28, 2026
(continued)
Minnesota Intermediate

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 620,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Gustavus Adolfus College, Series 2013-7W
4 .250% 10/01/28 $ 620,273
160,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021
4 .000 03/01/31 171,333
1,235,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Catherine University, Refunding Series 2018A
5 .000 10/01/31 1,283,643
200,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Refunding Series 2021
4 .000 10/01/34 208,139
700,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Johns University, Series 2015-8I
3 .375 10/01/30 700,142
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2021
3 .000 10/01/38 954,972
825,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
4 .000 10/01/38 842,038
775,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2013-7U
4 .000 04/01/26 775,569
300,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2013-7U
4 .000 04/01/27 300,227
750,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A
4 .000 10/01/34 761,837
850,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A
4 .000 10/01/36 862,078
1,250,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019
5 .000 10/01/40 1,318,513
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .125 10/01/41 1,014,659
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
5 .000 10/01/47 1,027,630
705,000 Minnesota Office of Higher Education, Supplemental Student
Loan Program Revenue Bonds, Senior Series 2018, (AMT)
5 .000 11/01/26 715,075
980,000 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016
4 .000 12/01/30 980,158
1,060,000 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016
4 .000 12/01/32 1,060,084
860,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5 .000 09/01/34 860,103
70,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/36 67,194
710,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School Project,
Series 2017A
5 .500 07/01/38 716,724
3,005,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .250 09/01/31 3,028,205
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Refunding Series 2025A
4 .625 07/01/35 1,030,331
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Refunding Series 2025A
5 .750 07/01/45 1,025,535
595,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5 .000 07/01/33 595,464
110,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Saint Paul Conservatory for Performing
Artists Charter School Project, Series 2013A
4 .000 03/01/28 108,020
2,770,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
5 .000 10/01/36 2,773,797
500,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5 .000 12/01/43 501,884
700,000 University of Minnesota, General Obligation Bonds, Refunding
Series 2024A
5 .000 01/01/39 801,052
5,460,000 University of Minnesota, General Obligation Bonds, Series 2019A 5 .000 04/01/44 5,690,017

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 30,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
3 .750% 06/01/26 $ 29,932
10,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
4 .500 06/01/36 9,406
1,000,000 (a) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding Series
2025A
4 .500 06/01/35 1,020,660
895,000 Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Woodbury Leadership Academy, Series 2021A
4 .000 07/01/31 886,623
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 58,114,848
HEALTH CARE - 12.4%
3,370,000 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016
4 .000 03/01/29 3,372,127
1,140,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
4 .000 04/01/29 1,145,550
1,040,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
4 .000 04/01/32 1,044,905
1,150,000 Crookston, Minnesota, Health Care Facilities Revenue Bonds,
RiverView Health Project, Refunding Series 2017A
4 .000 05/01/32 751,336
1,045,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/33 1,091,207
675,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4 .000 06/15/37 701,112
240,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/35 254,618
1,400,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022B
5 .250 06/15/42 1,522,400
400,000 Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013
4 .000 04/01/26 400,125
2,000,000 Maple Grove, Minnesota, Health Care Facilities Revenue
Refunding Bonds, North Memorial Health Care, Series 2015
5 .000 09/01/28 2,002,156
495,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5 .000 05/01/31 503,078
405,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5 .000 05/01/32 411,360
470,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/37 480,453
1,500,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/38 1,528,042
3,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/39 3,039,315
595,000 (b) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 634,224
1,100,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
5 .000 11/15/29 1,101,009
2,200,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
5 .000 11/15/33 2,201,759
2,390,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
5 .000 11/15/35 2,486,716
2,850,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
5 .000 11/15/36 2,956,170
1,000,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Children's
Health Care, Series 2025
5 .000 08/15/41 1,101,200
2,000,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, HealthPartners Obligated
Group, Series 2024
5 .000 01/01/44 2,121,748

Portfolio of Investments February 28, 2026
(continued)
Minnesota Intermediate

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,060,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B
5 .000% 11/15/29 $ 2,266,899
1,000,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B
5 .000 11/15/33 1,178,451
1,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2016A
5 .000 05/01/46 1,001,240
1,575,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019
5 .000 05/01/48 1,606,086
1,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
5 .000 05/01/39 1,120,946
1,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
5 .000 05/01/41 1,104,068
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4 .000 07/01/35 1,000,404
2,585,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2025
5 .000 07/01/33 2,947,037
1,560,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/26 1,583,059
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/34 1,027,733
1,745,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/35 1,760,156
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/37 1,004,784
TOTAL HEALTH CARE 48,451,473
HOUSING/SINGLE FAMILY - 0.8%
50,000 Dakota County Community Development Agency, Minnesota,
Single Family Mortgage Revenue Bonds, Mortgage Backed
Securities Program, Series 2011A
4 .400 12/01/26 50,016
120,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2014C
3 .100 07/01/26 120,032
670,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
1 .850 01/01/29 646,300
400,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
1 .900 07/01/29 386,245
1,000,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
4 .600 07/01/40 1,053,621
895,000 (c) Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2026A
4 .100 07/01/41 904,686
TOTAL HOUSING/SINGLE FAMILY 3,160,900
INDUSTRIALS - 0.2%
625,000 Minneapolis, Minnesota, Limited Tax Supported Development
Revenue Bonds,  Common Bond Fund Series 2013-1
4 .000 06/01/28 625,794
TOTAL INDUSTRIALS 625,794
LONG-TERM CARE - 8.1%
250,000 Anoka, Minnesota, Housing Revenue Bonds, The Homestead at
Anoka, Inc. Project, Refunding Series 2017
5 .000 11/01/46 227,605
865,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase III Project,
Series 2025A
5 .000 09/01/35 943,232
1,000,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. Orchard Path Project,
Refunding Series 2018
4 .250 09/01/38 1,000,052
750,000 Bethel, Minnesota, Housing and Health Care Facilities Revenue
Bonds, Ecumen Obligated Group Series 2024A
5 .250 03/01/34 787,521
800,000 Brainerd, Minnesota, Senior Housing and Healthcare Revenue
Bonds, Pinecrest of Country Manor Project, Series 2025A
5 .000 05/01/35 852,214

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 300,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5 .000% 11/01/34 $ 342,477
315,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5 .000 11/01/35 357,346
335,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5 .000 11/01/36 377,004
280,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5 .000 11/01/37 312,541
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4 .000 09/01/29 99,323
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4 .000 09/01/30 99,045
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4 .000 09/01/31 98,747
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4 .000 09/01/32 98,214
155,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4 .000 09/01/33 151,326
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4 .000 09/01/34 96,880
815,000 Chisago City, Minnesota, Housing and Health Care Revenue
Bonds, CDL Homes, LLC Project, Series 2013B
6 .000 08/01/33 815,741
325,000 City of Vergas, Minnesota, Housing and Health Care Revenue
Bonds, CDL Homes, LLC Project, Refunding Series 2016
4 .000 08/01/31 308,815
235,000 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2017
4 .450 03/01/31 235,081
200,000 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2018
4 .500 09/01/33 200,049
350,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
4 .600 01/01/27 347,261
500,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
5 .000 01/01/34 471,134
1,000,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities
Revenue Bonds, Crosby Senior Service Care Center, Series 2023
5 .500 05/01/43 1,033,462
2,115,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
3 .875 08/01/29 2,115,331
1,100,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5 .000 08/01/36 1,100,651
500,000 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages
of Lonsdale, LLC Project, Series 2019
4 .200 05/01/35 462,631
1,000,000 Lakes Area Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, VIVIE-Knute Nelson Care Center
Project Series 2026A
4 .375 11/01/36 1,005,016
200,000 Maple Plain, Minnesota Senior Housing and Healthcare Revenue
Bonds, Haven Homes, Inc. Project, Series 2019
4 .000 07/01/32 200,164
100,000 Mapleton, Minnesota, Healthcare Facility Revenue Bonds,
Mapleton Community Home, Refunding Series 2019
3 .750 05/01/34 93,930
425,000 Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series 2015
4 .750 11/01/28 425,103
750,000 Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series 2015
5 .250 11/01/45 732,413
775,000 Rochester, Minnesota, Health Care and Housing Revenue Bonds,
Samaritan Bethany, Inc. Project, Refunding Series 2017A
3 .875 08/01/26 772,141
805,000 Rochester, Minnesota, Health Care and Housing Revenue Bonds,
Samaritan Bethany, Inc. Project, Refunding Series 2017A
4 .000 08/01/27 796,581
2,000,000 Rochester, Minnesota, Health Care and Housing Revenue Bonds,
Samaritan Bethany, Inc. Project, Refunding Series 2017A
4 .000 08/01/30 1,935,519

Portfolio of Investments February 28, 2026
(continued)
Minnesota Intermediate

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 405,000 Saint Joseph, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Woodcrest of Country Manor Project, Series
2019 A
4 .000% 07/01/33 $ 405,043
1,000,000 (b) Saint Louis Park, Minnesota, Health Care Facilities Revenue
Bonds, Mount Olivet Careview Home Project, Series 2016B
4 .350 06/01/36 999,943
2,190,000 Saint Paul Housing and Redevelopment Authority Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Homes Project, Series 2013
5 .000 05/01/33 2,190,172
1,015,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5 .000 12/01/26 1,027,714
1,575,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5 .000 12/01/36 1,660,969
160,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
3 .100 11/01/31 151,132
625,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
3 .150 11/01/32 584,972
550,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
3 .700 09/01/28 548,819
350,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
3 .800 09/01/29 349,997
565,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
3 .900 09/01/30 565,032
320,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .125 09/01/34 320,038
685,000 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country
Manor Campus LLC Project, Refunding Series 2017
5 .000 09/01/27 693,914
2,190,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Good Shepherd Luthran Home, Refunding
Series 2013
5 .125 01/01/39 2,081,398
60,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds,
Duluth Health Services Project, Refunding Series 2020
2 .700 03/01/26 60,000
335,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds,
Duluth Health Services Project, Refunding Series 2020
2 .950 03/01/28 323,467
175,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3 .000 08/01/27 174,060
300,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3 .125 08/01/28 298,325
300,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3 .250 08/01/29 298,706
225,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3 .375 08/01/30 224,595
TOTAL LONG-TERM CARE 31,852,846
TAX OBLIGATION/GENERAL - 34.6%
355,000 Alexandria, Minnesota, General Obligation Bonds, Tax
Abatement Series 2024A
5 .000 02/01/40 397,701
530,000 Alexandria, Minnesota, General Obligation Bonds, Tax
Abatement Series 2024A
5 .000 02/01/41 587,433
280,000 Alexandria, Minnesota, General Obligation Bonds, Tax
Abatement Series 2024A
5 .000 02/01/42 306,197
1,000,000 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series
2020A
3 .000 02/01/34 1,000,977
1,405,000 Benson Independent School District 777, Minnesota, General
Olibation Bonds, School Building Series 2018A
4 .000 02/01/32 1,428,965
3,280,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/30 3,328,273

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,145,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4 .000% 02/01/35 $ 2,171,820
1,720,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4 .000 02/01/37 1,736,707
2,000,000 Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding
Series 2014A - BAM Insured
4 .000 11/01/28 2,001,092
2,380,000 City of Rosemount, Minnesota, General Obligation Bonds, Street
Reconstruction and Capital Improvement Plan Series 2023A
4 .000 02/01/45 2,397,856
1,515,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A
4 .000 02/01/42 1,555,813
1,450,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A
4 .000 02/01/45 1,463,083
1,270,000 Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0 .000 02/01/30 1,125,746
2,590,000 Edgerton Independent School District 581, Minnesota, General
Obligation Bonds, School Building Series 2024A
5 .000 02/01/38 2,891,479
2,460,000 Forest Lake, Washington County, Minnesota, General Obligation
Bonds, Series 2019A
4 .000 02/01/32 2,583,932
1,725,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5 .000 02/01/43 1,849,029
1,485,000 Goodhue Independent School District 253, Minnesota, General
Obligation Bonds, School Building Series 2019A
4 .000 02/01/30 1,525,204
1,345,000 Greenway Independent School District 316, Itasca County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2019F
0 .000 02/01/28 1,275,113
2,000,000 Hennepin County Regional Railroad Authority, Minnesota,
General Obligation Bonds, Limited Tax Series 2019A
5 .000 12/01/37 2,120,966
5,295,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2021A
5 .000 12/01/33 6,055,232
2,000,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2024A
5 .000 12/01/43 2,243,280
3,000,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2025A
5 .000 12/01/37 3,570,933
1,555,000 Independent School District No. 2397 (Le Sueur-Henderson),
Minnesota, General Obligation School Building Bonds, Series
2022A
5 .000 02/01/35 1,739,985
1,200,000 Jordan Independent School District 717, Scott County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5 .000 02/01/37 1,321,743
1,000,000 Jordan Independent School District 717, Scott County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5 .000 02/01/39 1,084,875
210,000 Medicine Lake, Minnesota, General Obligation Bonds, Series
2024A
5 .000 02/01/35 226,853
330,000 Medicine Lake, Minnesota, General Obligation Bonds, Series
2024A
5 .000 02/01/39 348,959
1,495,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long Term Facilities
Maintenance, Series 2025B
5 .000 02/01/43 1,681,277
2,595,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long-Term Facilities
Maintenance Series 2017B
4 .000 02/01/32 2,669,509
1,525,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series
2025A
5 .000 02/01/43 1,715,015
1,480,000 Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018
4 .000 12/01/33 1,498,055
500,000 Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018
4 .000 12/01/35 504,722
3,520,000 Minneapolis, Minnesota, General Obligation Bonds, Series 2025 5 .000 12/01/38 4,108,902

Portfolio of Investments February 28, 2026
(continued)
Minnesota Intermediate

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 5,000,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota, General
Obligation Wastewater Revenue Bonds, Refunding Series 2026A
5 .000% 03/01/41 $ 5,767,779
10,000,000 Minnesota State, General Obligation Bonds, Various Purpose Bid
Groups 1 & 2 Series 2025A
5 .000 08/01/42 11,426,541
5,100,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2021A
4 .000 09/01/38 5,337,275
5,000,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2024A
5 .000 08/01/31 5,709,704
210,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5 .000 02/01/38 234,687
500,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5 .000 02/01/44 537,583
225,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5 .000 01/01/41 250,745
300,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5 .000 01/01/42 331,549
400,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5 .000 01/01/43 438,535
1,060,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, School Building Capital Appreciation,
Series 2026A
0 .000 02/01/40 637,215
2,050,000 North Branch Independent School District 138, Chisago County,
Minnesota, General Obligation Bonds, School Building Series
2017A
4 .000 02/01/30 2,088,215
850,000 North Saint Paul-Maplewood-Oakdale Independent School
District 622, Ramsey County, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2018A
3 .375 02/01/35 853,632
1,500,000 Osseo Independent School District 279 Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018B
4 .000 02/01/34 1,521,602
3,680,000 Pequot Lakes Independent School District 186, Minnesota,
General Obligation Bonds, School Building Series 2025A
5 .000 02/01/40 4,191,237
1,565,000 Pequot Lakes Independent School District 186, Minnesota,
General Obligation Bonds, School Building Series 2025A
5 .000 02/01/43 1,736,400
1,035,000 Perham Dent Independent School District 549, Minnesota,
General Obligation Bonds, School Building Series 2016A
3 .000 02/01/30 1,035,255
880,000 Plainview-Elgin-Millville Independent School District 2899,
Minnesota, General Obligation Bonds, School Building Series
2019A
4 .000 02/01/32 911,123
2,665,000 Ramsey County, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2023B
4 .000 02/01/41 2,756,387
1,250,000 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
3 .000 02/01/30 1,251,811
4,535,000 Roseville Independent School District 623, Ramsey County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/34 4,600,309
1,070,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
5 .000 02/01/40 1,184,330
1,100,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, General Obligation Bonds, Series 2015A
4 .000 02/01/30 1,101,338
1,145,000 Saint Louis County, Minnesota, General Obligation Bonds,
Transportation Sales & Use Tax Series 2025A
5 .000 12/01/37 1,332,721
1,075,000 Saint Louis Park Independent School District 283, Hennepin
County, Minnesota, General Obligation Bonds, School Building
Series 2022A
5 .000 02/01/37 1,178,883
1,225,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
3 .200 02/01/32 1,225,784
435,000 Sartell Independent School District 748, Stearns County,
Minnesota, General Obligation Bonds, School Building Series
2025A
5 .000 02/01/43 473,685

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,700,000 Sartell, Minnesota, General Obligation Bonds, Series 2022A 4 .000% 02/01/39 $ 1,750,797
1,330,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
4 .000 02/01/31 1,348,763
2,000,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022A
4 .000 02/01/35 2,091,786
5,215,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2024A
4 .000 02/01/42 5,330,403
2,000,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, School Building Series
2016A
4 .000 02/01/29 2,004,267
975,000 Todd Morrison and Stern Counties, Minnesota, Independent
School District, General Obligation Bonds, Facilities Maintenance
and Refunding Series 2024A
5 .000 02/01/35 1,102,102
2,415,000 Watertown-Mayer Independent School District 111, Carver,
Hennepin and Wright Counties, Minnesota, General Obligation
Bonds, School Building Series 2020A
0 .000 02/01/31 2,035,451
1,000,000 Yellow Medicine East Independent School District 2190,
Minnesota, General Obligation Bonds, Series 2025A
4 .125 02/01/47 997,919
TOTAL TAX OBLIGATION/GENERAL 135,292,539
TAX OBLIGATION/LIMITED - 11.3%
450,000 Big Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Lease with Option to Purchase Project, Series
2026A
5 .000 02/01/40 495,103
510,000 Big Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Lease with Option to Purchase Project, Series
2026A
5 .000 02/01/41 557,103
505,000 Big Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Lease with Option to Purchase Project, Series
2026A
5 .000 02/01/42 546,670
55,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2017A
4 .000 12/15/37 54,580
2,570,000 Marshall, Minnesota, Education Services Facility, Lease Revenue
Bonds, Southwest West Central Service Cooperatives, Series
2024A
5 .000 02/01/37 2,780,555
1,000,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, Certificates of Participation, Full Term Series 2017C
4 .000 02/01/30 1,030,671
400,000 Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower
Project, Series 2015
5 .000 03/01/29 400,260
1,485,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Educational Facilities Revenue Bonds, Series
2023A
5 .000 10/01/42 1,650,424
2,000,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Revenue Bonds, Series 2024A
5 .000 10/01/43 2,178,763
960,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D
4 .000 08/01/34 993,756
3,105,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020B
4 .000 08/01/32 3,293,986
205,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3 .000 08/01/37 202,598
3,295,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/39 3,381,667
2,385,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/40 2,431,654
2,000,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C
5 .000 08/01/42 2,154,472
1,375,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A
5 .000 08/01/43 1,481,796
1,185,000 Minnesota Housing Finance Agency, Nonprofit Housing Bonds,
State Appropriation Series 2011
5 .250 08/01/27 1,191,914
445,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5 .000 02/01/27 452,080

Portfolio of Investments February 28, 2026
(continued)
Minnesota Intermediate

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 470,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5 .000% 02/01/28 $ 485,007
605,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015B
3 .125 02/01/29 605,287
350,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015B
3 .250 02/01/30 350,161
1,045,000 Otsego Economic Development Authority, Minnesota, Lease
Revenue Bonds, Series 2024A
4 .000 02/01/42 1,067,082
1,215,000 Roseville Independent School District 623, Ramsey County,
Minnesota, Certificates of Participation, Series 2021A
5 .000 04/01/30 1,299,456
2,000,000 Rum River Special Education Cooperative, Minnesota,
Certificates of Participation, Series 2025A
5 .000 02/01/40 2,092,303
630,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
5 .000 02/01/30 631,301
725,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
4 .000 02/01/38 725,141
1,685,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3 .250 02/01/33 1,694,433
290,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2020C
3 .000 02/01/36 290,310
1,000,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5 .000 02/01/37 1,154,671
500,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5 .000 02/01/38 573,116
1,000,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5 .000 02/01/39 1,138,270
2,500,000 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Neighborhood
and Economic Development Projects, Refunding Series 2024C
5 .000 11/01/42 2,772,483
3,500,000 Virginia Housing and Redevelopment Authority, Minnesota,
Health Care Facility Lease Revenue Bonds, Refunding Series
2018A
4 .000 10/01/29 3,501,002
280,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/32 283,261
250,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/34 251,230
175,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/38 170,655
TOTAL TAX OBLIGATION/LIMITED 44,363,221
TRANSPORTATION - 7.0%
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000 01/01/33 1,082,366
1,250,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/28 1,304,895
1,735,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/30 1,864,471
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/32 1,069,991
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/44 1,025,522
3,580,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/49 3,615,948
1,050,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/34 1,071,561
1,130,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/41 1,146,177

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 2,980,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000% 01/01/29 $ 3,176,032
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/32 1,124,781
2,325,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/33 2,594,280
855,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/35 946,301
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .250 01/01/47 2,074,405
3,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Series 2024A,
(AMT)
5 .000 01/01/43 3,212,377
1,020,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Parking Enterprise Revenue Bonds, Refunding Series 2025A
5 .250 12/01/41 1,126,102
1,020,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Parking Enterprise Revenue Bonds, Refunding Series 2025A
5 .250 12/01/42 1,117,347
TOTAL TRANSPORTATION 27,552,556
UTILITIES - 3.1%
580,000 Blue Earth, Minnesota Electric Revenue Bonds, Series 2025A 4 .000 06/01/35 600,664
475,000 Brainerd, Minnesota, Electric Utility Revenue Bonds, Series
2014A
4 .000 12/01/28 475,697
495,000 Brainerd, Minnesota, Electric Utility Revenue Bonds, Series
2014A
4 .000 12/01/29 495,730
250,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5 .250 07/01/42 274,426
670,000 Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding
Series 2012A
5 .000 12/01/26 671,351
100,000 Luverne, Minnesota, Electric Revenue Bonds, Series 2018A 4 .000 12/01/33 103,236
500,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014
5 .000 10/01/29 501,060
500,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014
5 .000 10/01/30 501,025
285,000 Mountain Lake, Minnesota, Electric Revenue Bonds, Series 2025B 5 .000 12/01/39 311,654
200,000 Mountain Lake, Minnesota, Electric Revenue Bonds, Series 2025B 5 .000 12/01/42 215,215
260,000 Mountain Lake, Minnesota, Electric Revenue Bonds, Series 2025B 5 .000 12/01/45 271,025
750,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding
Series 2015E
3 .000 12/01/29 750,260
1,000,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding
Series 2017A
5 .000 12/01/33 1,019,541
1,070,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2017-4, (AMT)
4 .000 10/01/40 1,056,504
100,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3
3 .000 10/01/27 100,246
1,620,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2024-1
5 .000 10/01/42 1,754,613
500,000 Sauk Centre Public Utilities Commission, Minnesota, Electric
Revenue Bonds, Series 2024A - AGM Insured
4 .000 12/01/37 528,749
330,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5 .000 01/01/36 391,927
450,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5 .000 01/01/37 533,928
750,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5 .000 01/01/38 879,857

Portfolio of Investments February 28, 2026
(continued)
Minnesota Intermediate

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 425,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5 .000% 01/01/39 $ 496,749
TOTAL UTILITIES 11,933,457
TOTAL MUNICIPAL BONDS
(Cost $355,470,576) 361,347,634
TOTAL LONG-TERM INVESTMENTS
(Cost $355,470,576) 361,347,634
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.8%
X 14,965,000 MUNICIPAL BONDS - 3.8%   X –
HEALTH CARE - 3.0%
$ 2,000,000 (d) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
2 .050 11/15/48 $ 2,000,000
5,100,000 (d) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic Series 2008B
1 .650 11/15/38 5,100,000
4,500,000 (d) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025D
1 .250 11/15/64 4,500,000
TOTAL HEALTH CARE 11,600,000
HOUSING/SINGLE FAMILY - 0.8%
370,000 (d) Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2015G
1 .880 01/01/34 370,000
2,875,000 (d) Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2017F
1 .880 01/01/41 2,875,000
TOTAL HOUSING/SINGLE FAMILY 3,245,000
TAX OBLIGATION/GENERAL - 0.0%
120,000 (d) Hennepin County, Minnesota, General Obligation Bonds, Series
2017B
1 .850 12/01/41 120,000
TOTAL TAX OBLIGATION/GENERAL 120,000
TOTAL MUNICIPAL BONDS
(Cost $14,965,000) 14,965,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,965,000) 14,965,000
TOTAL INVESTMENTS - 96.1%
(Cost $370,435,576) 376,312,634
OTHER ASSETS & LIABILITIES, NET - 3.9% 15,322,717
NET ASSETS - 100% $ 391,635,351
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $7,109,789 or 1.9% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) When-issued or delayed delivery security.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Minnesota Intermediate
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 361,347,634 $ – $ 361,347,634
Short-Term Investments:
Municipal Bonds – 14,965,000 – 14,965,000
Total $ – $ 376,312,634 $ – $ 376,312,634

Portfolio of Investments February 28, 2026
Minnesota
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 93.5%
X 671,721,723 MUNICIPAL BONDS - 93.5%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 15.9%
$ 130,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .250% 08/01/46 $ 112,626
290,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Spectrum High School Project, Series 2024
5 .000 07/01/59 274,250
3,500,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Series 2021A
5 .250 06/15/56 2,381,986
100,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/36 99,857
2,000,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/47 1,741,414
675,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .250 07/01/37 675,615
250,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .250 07/01/40 250,171
500,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .500 07/01/50 500,070
3,000,000 (a) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6 .125 06/15/61 2,813,116
1,025,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
5 .750 08/01/44 1,025,551
1,000,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
5 .375 08/01/50 1,000,090
100,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5 .000 07/01/36 94,605
5,350,000 Ham Lake, Minnesota Charter School Lease Revenue Bonds,
Parnassus Preparatory School Project, Series 2016A
5 .000 11/01/47 5,236,326
490,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/29 490,333
1,000,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/34 1,000,545
525,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/44 514,855
4,150,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
5 .000 07/01/46 3,754,372
1,415,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4 .000 06/01/51 1,029,157
1,450,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .375 07/01/42 1,365,686
410,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5 .000 07/01/40 367,914
100,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5 .000 07/01/55 75,591
415,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000 07/01/33 415,584
3,815,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000 07/01/43 3,817,708
1,260,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .125 07/01/48 1,260,641
4,930,000 Minneapolis, Minnesota, Revenue Bonds, University Gateway
Project, Refunding Series 2025
5 .000 12/01/45 5,367,179
1,200,000 Minnesota Health and Education Facilities Authority, Revenue
Bonds, Macalester College Refunding Series 2026
5 .000 03/01/51 1,259,692
2,345,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5 .000 05/01/37 2,354,128
2,200,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5 .000 05/01/47 2,042,930
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017
4 .000 03/01/37 1,006,839

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 5,135,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Series 2023
5 .000% 03/01/48 $ 5,424,306
3,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Series 2023
5 .000 03/01/53 3,143,899
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
College of Saint Scholastica, Inc., Refunding Series 2019
4 .000 12/01/40 462,209
125,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021
4 .000 03/01/35 132,154
155,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021
4 .000 03/01/36 162,714
100,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021
4 .000 03/01/37 104,339
675,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Catherine University, Refunding Series 2018A
5 .000 10/01/45 674,382
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Refunding Series 2021
4 .000 10/01/32 523,910
350,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Johns University, Series 2015-8I
5 .000 10/01/33 350,446
385,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Johns University, Series 2015-8I
5 .000 10/01/34 385,491
2,300,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2016-8-N
4 .000 10/01/34 2,314,030
975,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2016-8-N
4 .000 10/01/35 980,522
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2021
3 .000 10/01/38 954,972
2,820,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2021
4 .000 10/01/50 2,574,942
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
4 .000 10/01/38 1,020,653
575,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
4 .125 10/01/41 583,429
2,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
5 .000 10/01/47 2,055,259
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2016-8L
5 .000 04/01/27 1,002,139
100,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A
4 .000 10/01/36 101,421
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019
4 .000 10/01/31 1,039,706
2,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019
5 .000 10/01/40 2,109,621
2,125,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
5 .000 10/01/39 2,275,556
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .000 10/01/40 507,486
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .125 10/01/42 505,560
1,490,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .125 10/01/42 1,506,571
4,170,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2024A
5 .000 10/01/49 4,301,669
645,000 Minnesota Office of Higher Education, Supplemental Student
Loan Program Revenue Bonds, 2020 Senior Series, (AMT)
2 .650 11/01/38 612,577
1,130,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5 .000 09/01/44 1,029,462
530,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/46 443,571
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Refunding Series 2015A
5 .000 12/01/46 984,479
1,600,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Series 2019
4 .000 12/01/49 1,326,645

Portfolio of Investments February 28, 2026
(continued)
Minnesota

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 240,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School Project,
Series 2017A
5 .500% 07/01/38 $ 242,273
685,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School Project,
Series 2017A
5 .500 07/01/52 659,731
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/55 2,334,277
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .750 09/01/46 1,002,906
500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
6 .000 09/01/51 501,292
4,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
5 .000 12/01/55 2,965,894
1,000,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School Project,
Series 2018A
5 .000 06/15/48 894,907
1,615,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School Project,
Series 2018A
5 .000 06/15/53 1,400,174
500,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School Project,
Series 2026
6 .375 06/15/61 504,977
440,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Refunding Series 2021A
4 .000 09/01/31 440,540
555,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Refunding Series 2025
5 .500 09/01/55 555,204
945,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Series 2016A
4 .125 09/01/47 825,325
1,530,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Refunding Series 2025A
5 .875 07/01/50 1,552,616
1,230,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019
5 .000 07/01/49 1,142,763
2,620,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019
5 .000 07/01/55 2,369,419
420,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5 .000 07/01/33 420,328
1,450,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5 .000 07/01/44 1,415,267
2,135,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
5 .000 10/01/41 2,108,384
380,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
5 .125 10/01/48 350,541
1,595,000 Spring Lake Park, Minnesota, Charter School Lease Revenue
Bonds, Excell Academy for Higher Learning Inc., Series 2019A
5 .000 06/15/54 1,428,901
500,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5 .000 12/01/43 501,884
500,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5 .125 12/01/49 487,262
1,750,000 University of Minnesota, General Obligation Bonds, Refunding
Series 2024A
5 .000 01/01/43 1,932,782

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 3,505,000 University of Minnesota, General Obligation Bonds, Series 2019A 5 .000% 04/01/44 $ 3,652,658
20,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
4 .750 06/01/46 17,056
2,000,000 (a) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding Series
2025A
5 .250 06/01/45 1,965,408
300,000 Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Woodbury Leadership Academy, Series 2021A
4 .000 07/01/31 297,192
660,000 Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Woodbury Leadership Academy, Series 2021A
4 .000 07/01/51 501,091
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 114,394,003
HEALTH CARE - 16.0%
500,000 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016
4 .000 03/01/32 500,154
2,000,000 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016
4 .000 03/01/37 1,999,932
280,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
3 .000 04/01/26 279,818
485,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
5 .000 04/01/41 487,747
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/37 518,034
580,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
4 .250 02/15/43 581,536
13,115,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/48 13,220,446
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/53 3,015,350
1,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .250 02/15/53 1,008,800
2,590,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .250 02/15/58 2,610,908
400,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4 .000 06/15/34 423,359
175,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4 .000 06/15/38 180,889
175,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4 .000 06/15/39 179,778
570,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
3 .000 06/15/44 496,475
450,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/38 467,627
1,250,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022B
5 .250 06/15/47 1,310,497
500,000 Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013
4 .000 04/01/27 500,155
760,000 Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013
4 .000 04/01/31 760,201
1,000,000 Maple Grove, Minnesota, Health Care Facilities Revenue
Refunding Bonds, North Memorial Health Care, Series 2015
4 .000 09/01/35 984,967
425,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5 .000 05/01/31 431,936

Portfolio of Investments February 28, 2026
(continued)
Minnesota

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 430,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5 .000% 05/01/32 $ 436,752
2,725,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/37 2,785,601
10,360,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/39 10,495,768
1,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/40 1,006,094
525,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
5 .000 11/15/26 525,492
485,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
4 .000 11/15/40 476,937
1,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
5 .000 11/15/35 1,040,467
3,465,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
4 .000 11/15/48 2,999,234
2,000,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Children's
Health Care, Series 2025
5 .000 08/15/41 2,202,399
1,250,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Children's
Health Care, Series 2025
5 .000 08/15/43 1,349,150
6,415,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5 .250 01/01/54 6,676,410
4,660,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, HealthPartners Obligated
Group, Series 2024
5 .250 01/01/47 4,939,305
2,600,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B
5 .000 11/15/36 3,130,939
2,500,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2022
5 .000 11/15/57 2,591,896
4,895,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2016A
5 .000 05/01/46 4,901,067
9,410,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019
5 .000 05/01/48 9,595,725
1,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
5 .000 05/01/42 1,095,979
2,500,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
4 .000 05/01/50 2,275,638
4,050,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
5 .000 05/01/54 4,179,723
4,075,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4 .000 07/01/35 4,076,648
5,645,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2025
5 .000 07/01/32 6,364,349
2,135,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/27 2,209,291
600,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/36 603,998
640,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/37 643,062
2,830,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/43 2,701,806
2,500,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/47 2,503,214
1,100,000 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds,
Regions Hospital Parking Ramp Project, Series 2007-1
5 .000 08/01/36 1,101,030

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,900,000 Wadena, Minnesota, Revenue Bonds, Wadena Cancer Center
Project, Series 2024A
5 .000% 12/01/45 $ 1,993,133
TOTAL HEALTH CARE 114,859,716
HOUSING/SINGLE FAMILY - 1.2%
35,000 Minneapolis-Saint Paul Housing Finance Board, Minnesota,
Single Family Mortgage Revenue Bonds, City Living Series
2007A-2, (AMT)
5 .520 03/01/41 35,043
365,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2016A, (AMT)
3 .200 01/01/33 358,508
370,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020A, (AMT)
1 .700 07/01/26 367,887
205,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020D, (AMT)
1 .650 07/01/26 203,778
460,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020H, (AMT)
1 .100 07/01/26 456,525
460,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020H, (AMT)
1 .350 07/01/27 445,728
380,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .550 01/01/28 366,045
390,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .600 07/01/28 375,087
485,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .750 01/01/29 455,710
485,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .800 07/01/29 451,258
245,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .900 01/01/30 225,580
240,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .950 07/01/30 219,148
95,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2024L
4 .150 07/01/38 98,711
1,385,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
4 .850 07/01/45 1,425,935
1,355,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
4 .900 07/01/48 1,373,157
2,000,000 (b) Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2026A
4 .600 01/01/47 2,027,076
TOTAL HOUSING/SINGLE FAMILY 8,885,176
INDUSTRIALS - 0.3%
2,250,000 (a) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-
7, (AMT)
4 .500 10/01/37 2,250,105
TOTAL INDUSTRIALS 2,250,105
LONG-TERM CARE - 7.2%
2,090,000 Anoka, Minnesota, Health Care and Housing Facility Revenue
Bonds, The Homestead at Anoka, Inc. Project, Series 2014
5 .125 11/01/49 1,877,143
225,000 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase II Project,
Series 2021
4 .000 09/01/26 225,700
240,000 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase II Project,
Series 2021
4 .000 09/01/28 243,760
270,000 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase II Project,
Series 2021
4 .000 09/01/31 276,159
475,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase III Project,
Series 2025A
5 .375 09/01/45 490,477
1,000,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. Orchard Path Project,
Refunding Series 2018
5 .000 09/01/43 1,000,119
1,000,000 Bethel, Minnesota, Housing and Health Care Facilities Revenue
Bonds, Ecumen Obligated Group Series 2024A
6 .125 03/01/49 1,000,350

Portfolio of Investments February 28, 2026
(continued)
Minnesota

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 2,500,000 Brainerd, Minnesota, Senior Housing and Healthcare Revenue
Bonds, Pinecrest of Country Manor Project, Series 2025A
5 .500% 05/01/45 $ 2,568,803
1,165,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5 .000 11/01/44 1,228,898
1,000,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5 .000 11/01/47 1,033,053
500,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
5 .000 09/01/44 473,427
1,500,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
5 .000 09/01/52 1,290,570
1,500,000 Chisago City, Minnesota, Housing and Health Care Revenue
Bonds, CDL Homes, LLC Project, Series 2013B
6 .000 08/01/43 1,500,595
1,500,000 City of West Saint Paul, Minnesota Housing and Health Care
Facilities Revenue Refunding Bonds, Walker Westwood Ridge
Campus Project, Series 2017
5 .000 11/01/49 1,378,880
250,000 Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC
Cloquet LLC Project, Refunding Series 2021
3 .400 08/01/36 226,196
700,000 Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC
Cloquet LLC Project, Refunding Series 2021
4 .000 08/01/41 615,690
200,000 Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC
Cloquet LLC Project, Refunding Series 2021
4 .000 08/01/48 151,358
1,180,000 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013
5 .200 03/01/43 1,166,676
575,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
5 .250 01/01/40 514,646
1,175,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
5 .250 01/01/46 964,986
500,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities
Revenue Bonds, Crosby Senior Service Care Center, Series 2023
5 .500 05/01/43 516,731
1,250,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities
Revenue Bonds, Crosby Senior Service Care Center, Series 2023
5 .500 05/01/48 1,261,414
1,195,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5 .000 08/01/46 1,151,713
500,000 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages
of Lonsdale, LLC Project, Series 2019
4 .600 05/01/44 405,160
1,000,000 Lakes Area Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, VIVIE-Knute Nelson Care Center
Project Series 2026A
5 .500 11/01/46 1,012,969
400,000 Maple Plain, Minnesota Senior Housing and Healthcare Revenue
Bonds, Haven Homes, Inc. Project, Series 2019
4 .100 07/01/34 400,042
1,250,000 Maple Plain, Minnesota Senior Housing and Healthcare Revenue
Bonds, Haven Homes, Inc. Project, Series 2019
5 .000 07/01/54 1,140,777
200,000 Mapleton, Minnesota, Healthcare Facility Revenue Bonds,
Mapleton Community Home, Refunding Series 2019
4 .000 05/01/39 180,197
1,500,000 Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series 2015
5 .250 11/01/45 1,464,825
300,000 Morris, Minnesota, Health Care Facilities Revenue Bonds,
Farmington Health Services Project, Refunding Series 2019
3 .400 08/01/28 291,875
2,000,000 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly
Gardens Project, Refunding Series 2016
5 .000 10/01/47 1,984,868
1,285,000 Saint Joseph, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Woodcrest of Country Manor Project, Series
2019 A
5 .000 07/01/55 1,186,185
2,000,000 (c) Saint Louis Park, Minnesota, Health Care Facilities Revenue
Bonds, Mount Olivet Careview Home Project, Series 2016B
4 .900 06/01/49 1,821,227
25,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue
Bonds, Mount Olivet Careview Home Project, Series 2016C
3 .150 06/01/28 24,652
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Revenue Bonds, Rossy & Richard Shaller Family Sholom East
Campus, Series 2018
5 .000 10/01/43 955,937

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 4,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota
Senior Housing and Health Care Revenue Bonds, Carondelet
Village Project, Series 2016A
5 .000% 12/01/41 $ 4,019,150
1,175,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5 .000 12/01/29 1,248,724
300,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5 .000 12/01/30 322,843
1,750,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5 .000 12/01/36 1,845,521
450,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
4 .000 11/01/34 437,710
1,015,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
4 .000 11/01/42 898,108
400,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .000 09/01/32 400,043
500,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .100 09/01/33 500,085
315,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .200 09/01/36 314,995
300,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .250 09/01/37 299,985
1,000,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
5 .000 09/01/42 1,000,265
600,000 Sartell, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Country Manor Campus LLC Project, Series 2022A
5 .000 09/01/35 604,913
2,190,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Good Shepherd Luthran Home, Refunding
Series 2013
5 .125 01/01/39 2,081,398
650,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5 .000 08/01/49 650,079
5,000,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5 .000 08/01/54 4,932,147
TOTAL LONG-TERM CARE 51,582,024
TAX OBLIGATION/GENERAL - 26.3%
1,355,000 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series
2020A
3 .000 02/01/43 1,171,652
2,105,000 Bemidji, Minnesota, General Obligation Bonds, Refunding Sales
Tax Series 2017A - AGM Insured
4 .000 02/01/29 2,174,764
5,000,000 Bird Island-Olivia-Lake Lillian Independent School District 2534,
Minnesota, General Obligation Bonds, School Building Series
2024A
5 .000 02/01/49 5,313,225
5,630,000 Bird Island-Olivia-Lake Lillian Independent School District 2534,
Minnesota, General Obligation Bonds, School Building Series
2024A
5 .000 02/01/54 5,944,410
200,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/42 200,869
3,600,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/43 3,612,109
1,090,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4 .000 02/01/36 1,101,510
1,880,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4 .000 02/01/38 1,897,199

Portfolio of Investments February 28, 2026
(continued)
Minnesota

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,715,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4 .000% 02/01/41 $ 2,729,357
2,260,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4 .000 02/01/42 2,268,600
3,000,000 Carlton County, Minnesota, General Obligation Bonds,
Minnesota State Credit Enhancement Program Series 2022A
4 .000 02/01/47 2,937,508
1,160,000 Chisago Lakes, Minnesota, Independent School District 2144,
General Obligation Bonds, School Building Series 2017A
3 .000 02/01/32 1,166,196
1,050,000 Cold Spring, Minnesota, General Obligation Bonds, Capital
Improvement Plan Series 2024A - BAM Insured
4 .000 02/01/54 972,670
625,000 Corcoran, Minnesota, General Obligation Bonds, Series 2023A -
BAM Insured
4 .000 02/01/40 644,891
3,605,000 Corcoran, Minnesota, General Obligation Bonds, Series 2023A -
BAM Insured
4 .000 02/01/48 3,516,102
1,145,000 Dawson-Boyd Independent School District 378, Yellow Medicine
County, Minnesota, General Obligation Bonds, School Building
Series 2019A
4 .000 02/01/31 1,180,650
1,145,000 Dawson-Boyd Independent School District 378, Yellow Medicine
County, Minnesota, General Obligation Bonds, School Building
Series 2019A
4 .000 02/01/32 1,178,309
1,225,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A
4 .000 02/01/44 1,243,701
500,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A
4 .000 02/01/45 504,511
1,325,000 Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0 .000 02/01/31 1,134,713
1,480,000 Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0 .000 02/01/32 1,222,544
535,000 Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0 .000 02/01/33 424,705
1,115,000 Edgerton Independent School District 581, Minnesota, General
Obligation Bonds, School Building Series 2024A
4 .000 02/01/43 1,137,922
480,000 Fridley, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2017
3 .250 02/01/34 480,110
1,090,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5 .000 02/01/41 1,184,967
2,450,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5 .000 02/01/48 2,553,745
700,000 Greenway Independent School District 316, Itasca County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2019F
0 .000 02/01/30 625,053
705,000 Hawley Independent School District 150, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5 .000 02/01/39 754,726
2,000,000 Hennepin County, Minnesota, General Obligation Bonds,
Refunding Series 2022B
5 .000 12/01/39 2,251,915
3,000,000 Hennepin County, Minnesota, General Obligation Bonds, Sales
Tax Series 2020C
5 .000 12/15/38 3,251,027
1,000,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2020A
5 .000 12/01/36 1,105,396
3,000,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2024A
5 .000 12/01/42 3,398,261
7,755,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2024A
5 .000 12/01/43 8,698,320
1,250,000 Independent School District 621, Mounds View, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000 02/01/42 1,256,324

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,935,000 Independent School District No. 115, Cass Lake-Bena Public
Schools, Minnesota, Cass Beltrami and Hubbard Counties,
General Obligation School Building Bonds, Series 2023A
5 .000% 02/01/37 $ 2,140,682
1,145,000 Independent School District No. 2397 (Le Sueur-Henderson),
Minnesota, General Obligation School Building Bonds, Series
2022A
5 .000 02/01/36 1,275,328
600,000 Jordan Independent School District 717, Scott County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5 .000 02/01/38 655,912
1,585,000 Kerkoven, Murdock, and Sunburg Independent School District
775, Swift County, Minnesota, General Obligation Bonds, School
Building Series 2024A
5 .000 02/01/41 1,791,848
500,000 La Crescent-Hokah Independent School District 300, Houston
and Winona Counties, Minnesota, General Obligation Bonds,
School Building & Maintenance Series 2019A
4 .000 02/01/30 509,174
660,000 Madison, Minnesota, General Obligation Bonds, Refunding
Series 2015A - AGM Insured
3 .600 01/01/35 660,202
500,000 Madison, Minnesota, General Obligation Bonds, Refunding
Series 2015A - AGM Insured
4 .000 01/01/45 500,003
1,315,000 Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A
4 .000 02/01/38 1,366,302
3,500,000 Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A
4 .000 02/01/50 3,352,577
1,590,000 Medicine Lake, Minnesota, General Obligation Bonds, Series
2024A
5 .000 02/01/54 1,540,205
1,430,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Building Series 2023A
5 .000 02/01/43 1,566,287
2,645,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long Term Facilities
Maintenance Series 2023B
5 .000 02/01/43 2,897,084
2,780,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long Term Facilities
Maintenance Series 2023B
5 .000 02/01/44 3,014,860
1,645,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long Term Facilities
Maintenance, Series 2025B
5 .000 02/01/45 1,809,079
1,430,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series
2022A
5 .000 02/01/43 1,548,500
1,395,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series
2025A
5 .000 02/01/45 1,534,143
2,195,000 Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018
4 .000 12/01/35 2,215,728
2,000,000 Minneapolis, Minnesota, General Obligation Bonds, Series 2023 5 .000 12/01/39 2,215,381
7,000,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota, General
Obligation Wastewater Revenue Bonds, Refunding Series 2026A
5 .000 03/01/43 7,930,015
9,895,000 Minnesota State, General Obligation Bonds, Various Purpose Bid
Groups 1 & 2 Series 2025A
5 .000 08/01/43 11,186,802
2,975,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2018A
5 .000 08/01/35 3,153,584
4,705,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2021A
5 .000 09/01/30 5,274,752
2,000,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 08/01/41 2,252,459
7,500,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2024A
5 .000 08/01/44 8,294,819
325,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5 .000 02/01/40 359,726
500,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5 .000 02/01/42 546,150
300,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5 .250 01/01/46 323,892

Portfolio of Investments February 28, 2026
(continued)
Minnesota

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 340,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5 .250% 01/01/47 $ 365,139
1,000,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, School Building Capital Appreciation,
Series 2026A
0 .000 02/01/42 534,038
1,025,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, School Building Capital Appreciation,
Series 2026A
0 .000 02/01/44 482,122
1,150,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, School Building Capital Appreciation,
Series 2026A
0 .000 02/01/45 507,878
1,290,000 Moorhead Independent School District 152, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2020A
3 .000 02/01/43 1,136,515
1,100,000 Moorhead Independent School District 152, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2020A
3 .000 02/01/44 947,908
2,000,000 North Saint Paul-Maplewood-Oakdale Independent School
District 622, Ramsey County, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2018A
3 .375 02/01/35 2,008,545
530,000 Pillager Independent School District 116, Cass and Morrison
Counties, Minnesota, General Obligation Bonds, School Building
Series 2019A
3 .000 02/01/33 533,784
1,245,000 Ramsey County, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2023B
4 .000 02/01/40 1,295,340
1,795,000 Red Lake County, Minnesota, General Obligation School Building
Bonds, Independent School District No. 2906, Series 2022A
4 .000 02/01/38 1,898,505
4,000,000 Richfield Independent School District 280, Hennepin County,
Minnesota, General Obligation Bonds, School Buildings Series
2018A
4 .000 02/01/40 4,030,954
1,250,000 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
3 .000 02/01/30 1,251,811
4,000,000 Roseville Independent School District 623, Ramsey County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/34 4,057,605
1,020,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
5 .000 02/01/39 1,134,278
1,285,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
4 .000 02/01/42 1,316,882
1,700,000 Russell-Tyler-Ruthton Public Schools Independent School District
2902, Minnesota, General Obligation Bonds, Series 2019A
4 .000 02/01/31 1,789,966
800,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022B
4 .000 02/01/43 809,221
1,000,000 Saint James Independent School District 840, Minnesota,
General Obligation Bonds, School Building Series 2015B
4 .000 02/01/45 1,000,029
1,340,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
4 .000 02/01/28 1,342,006
1,400,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
4 .000 02/01/30 1,402,157
1,885,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
3 .200 02/01/32 1,886,207
465,000 Sartell Independent School District 748, Stearns County,
Minnesota, General Obligation Bonds, School Building Series
2025A
5 .000 02/01/42 511,121
1,840,000 Sartell, Minnesota, General Obligation Bonds, Series 2022A 4 .000 02/01/41 1,877,019
1,180,000 Sartell, Minnesota, General Obligation Bonds, Series 2022A 4 .000 02/01/43 1,194,461

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 250,000 Shakopee Independent School District 720, Scott County,
Minnesota, General Obligation Bonds, Capital Facilities Series
2020A
4 .000% 02/01/33 $ 253,988
425,000 Shakopee Independent School District 720, Scott County,
Minnesota, General Obligation Bonds, Capital Facilities Series
2020A
4 .000 02/01/34 431,121
2,500,000 Sibley East Independent School District 2310, Sibley, Minnesota,
General Obligation Bonds, School Building Series 2015A
4 .000 02/01/40 2,500,830
1,330,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
4 .000 02/01/31 1,348,763
670,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
4 .000 02/01/33 678,982
1,000,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022A
4 .000 02/01/34 1,049,266
2,030,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022A
4 .000 02/01/35 2,123,163
1,000,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, School Building Series
2016A
4 .000 02/01/29 1,002,134
5,000,000 (b) Stillwater Independent School District 834, Washington County,
Minnesota, General Obligation Bonds, School Building Facilities
Maintenance Series 2026A
4 .000 02/01/46 4,977,602
825,000 Waconia Independent School District, Minnesota, General
Obligation Bonds, School Building Series 2015B
3 .000 02/01/28 825,269
1,410,000 Yellow Medicine East Independent School District 2190,
Minnesota, General Obligation Bonds, Series 2025A
4 .000 02/01/46 1,403,687
TOTAL TAX OBLIGATION/GENERAL 189,061,751
TAX OBLIGATION/LIMITED - 11.4%
2,135,000 Big Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Lease with Option to Purchase Project, Series
2026A
5 .000 02/01/48 2,209,230
475,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2017A
4 .200 12/15/43 440,827
1,000,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2023A
4 .875 12/15/42 1,029,551
500,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2023A
5 .000 12/15/44 510,992
1,000,000 Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark
Project, Refunding First Lien Series 2017A
5 .000 12/15/30 1,019,920
675,000 Marshall, Minnesota, Education Services Facility, Lease Revenue
Bonds, Southwest West Central Service Cooperatives, Series
2024A
5 .125 02/01/41 724,363
725,000 Marshall, Minnesota, Education Services Facility, Lease Revenue
Bonds, Southwest West Central Service Cooperatives, Series
2024A
5 .375 02/01/45 766,620
170,000 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village
at St. Anthony Falls Project, Refunding Series 2015
4 .000 03/01/27 170,061
1,970,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Educational Facilities Revenue Bonds, Series
2023A
5 .000 10/01/40 2,214,936
2,515,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Educational Facilities Revenue Bonds, Series
2023A
5 .000 10/01/41 2,819,917
2,880,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Educational Facilities Revenue Bonds, Series
2023A
5 .000 10/01/43 3,164,440
1,090,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C
3 .250 08/01/30 1,090,643
200,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A
4 .000 08/01/30 203,695

Portfolio of Investments February 28, 2026
(continued)
Minnesota

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 475,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A
4 .000% 08/01/34 $ 481,720
325,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A
4 .000 08/01/35 329,481
1,125,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D
4 .000 08/01/38 1,144,184
500,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3 .000 08/01/38 487,014
500,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3 .000 08/01/39 477,520
500,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3 .000 08/01/40 467,698
2,810,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/35 2,987,669
2,925,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/36 3,069,938
3,045,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/37 3,159,695
3,165,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/38 3,270,075
1,000,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/43 1,009,214
1,780,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A
5 .000 08/01/40 1,950,044
2,000,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C
5 .000 08/01/42 2,154,472
1,280,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A
5 .000 08/01/42 1,392,324
1,200,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A
5 .000 08/01/44 1,280,847
5,800,000 Minnesota State, Certificates of Participation, State Office
Building Project, Series 2023
5 .000 11/01/43 6,372,778
1,480,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5 .000 02/01/38 1,502,946
2,790,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5 .125 02/01/43 2,825,191
1,470,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015A
3 .625 02/01/34 1,470,806
580,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015A
3 .750 02/01/36 580,285
4,600,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015B
4 .000 02/01/42 4,600,947
1,000,000 Plymouth Intermediate District 287, Minnesota, Certificates of
Participation, Refunding Series 2017A
4 .000 02/01/36 1,008,651
175,000 Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B
4 .000 05/01/29 178,351
200,000 Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B
4 .000 05/01/32 203,593
100,000 Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B
4 .000 05/01/33 101,681
4,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 4,501,024
6,077,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 5,964,749
1,155,000 Roseville Independent School District 623, Ramsey County,
Minnesota, Certificates of Participation, Series 2021A
5 .000 04/01/29 1,217,075
1,000,000 Rum River Special Education Cooperative, Minnesota,
Certificates of Participation, Series 2025A
5 .500 02/01/46 1,025,279
355,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
5 .000 02/01/32 355,725

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 520,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
5 .000% 02/01/34 $ 521,057
340,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, 2700 University at Westgate
Station, Series 2015B
4 .875 04/01/30 340,214
1,405,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, 2700 University at Westgate
Station, Series 2015B
5 .250 04/01/43 1,405,067
2,670,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3 .375 02/01/35 2,683,072
5,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2019B
4 .000 02/01/36 5,185
1,000,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2019B
4 .000 02/01/37 1,033,191
500,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5 .000 02/01/43 546,803
1,810,000 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Neighborhood
and Economic Development Projects, Refunding Series 2024C
5 .000 11/01/41 2,030,044
320,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/28 322,648
330,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/30 334,717
435,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/41 399,371
TOTAL TAX OBLIGATION/LIMITED 81,557,540
TRANSPORTATION - 7.3%
1,560,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000 01/01/49 1,587,699
1,540,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/31 1,652,753
1,235,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/39 1,293,694
5,600,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/44 5,742,925
7,370,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/49 7,444,005
8,145,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/46 8,208,998
6,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
5 .000 01/01/52 6,142,901
2,510,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/40 2,703,346
13,300,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/47 13,591,848
4,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Series 2024A,
(AMT)
5 .250 01/01/49 4,148,084
TOTAL TRANSPORTATION 52,516,253
UTILITIES - 7.9%
2,610,000 Blue Earth, Minnesota Electric Revenue Bonds, Series 2025A 5 .000 06/01/51 2,606,891
1,240,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 01/01/46 1,242,236
135,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 137,789

Portfolio of Investments February 28, 2026
(continued)
Minnesota

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 250,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5 .500% 07/01/43 $ 276,728
2,275,000 (c) Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/27)
4 .000 12/01/52 2,326,267
5,000,000 (c) Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022B, (Mandatory Put 12/01/27) (SOFR*0.67%+
1.000%)
3 .458 12/01/52 4,998,252
1,000,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014A
4 .000 10/01/31 1,001,522
1,000,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014A
4 .000 10/01/32 1,001,489
4,650,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Series 2016
5 .000 10/01/47 4,668,785
535,000 Mountain Lake, Minnesota, Electric Revenue Bonds, Series 2025B 5 .000 12/01/50 544,369
400,000 Mountain Lake, Minnesota, Electric Revenue Bonds, Series 2025B 5 .000 12/01/54 405,202
5,555,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding
Series 2017A
5 .000 12/01/47 5,602,849
390,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017A
4 .000 10/01/28 398,048
1,610,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017A
4 .000 10/01/33 1,634,219
355,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017B
4 .000 10/01/28 362,160
270,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017B
4 .000 10/01/29 275,339
2,500,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2017-3
4 .000 10/01/42 2,454,387
1,180,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2017-4, (AMT)
4 .000 10/01/40 1,165,117
300,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3
3 .000 10/01/34 299,521
1,100,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-2, (AMT)
4 .000 10/01/40 1,086,126
1,250,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2023-3, (AMT)
5 .250 10/01/42 1,322,690
1,325,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2024-1
5 .000 10/01/45 1,397,298
1,250,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2024-1
5 .000 10/01/46 1,311,034
4,905,000 Saint Paul, Minnesota, Water Revenue Bonds, Series 2023A 4 .000 12/01/47 4,815,874
1,175,000 Sauk Centre Public Utilities Commission, Minnesota, Electric
Revenue Bonds, Series 2024A - AGM Insured
4 .375 12/01/49 1,165,623
715,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5 .000 01/01/43 802,682
1,205,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5 .000 01/01/44 1,331,692
500,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5 .000 01/01/46 541,587
11,265,000 Western Minnesota Municipal Power Agency, Minnesota, Power
Supply Revenue Bonds, Series 2018A
5 .000 01/01/49 11,439,379
TOTAL UTILITIES 56,615,155
TOTAL MUNICIPAL BONDS
(Cost $672,208,049) 671,721,723
TOTAL LONG-TERM INVESTMENTS
(Cost $672,208,049) 671,721,723

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  4.6%
X 32,795,000 MUNICIPAL BONDS - 4.6%   X –
HEALTH CARE - 4.6%
$ 5,395,000 (d) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
2 .050% 11/15/48 $ 5,395,000
8,000,000 (d) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Variable Rate Demand Series 2018B
2 .020 11/15/48 8,000,000
4,900,000 (d) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic Series 2008B
1 .650 11/15/38 4,900,000
14,500,000 (d) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025D
1 .250 11/15/64 14,500,000
TOTAL HEALTH CARE 32,795,000
TOTAL MUNICIPAL BONDS
(Cost $32,795,000) 32,795,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $32,795,000) 32,795,000
TOTAL INVESTMENTS - 98.1%
(Cost $705,003,049) 704,516,723
OTHER ASSETS & LIABILITIES, NET - 1.9% 13,823,019
NET ASSETS - 100% $ 718,339,742
AMT Alternative Minimum Tax
SOFR Secured Overnight Financing Rate
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $13,218,222 or 1.9% of Total Investments.
(b) When-issued or delayed delivery security.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments February 28, 2026
(continued)
Minnesota

Minnesota
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 671,721,723 $ – $ 671,721,723
Short-Term Investments:
Municipal Bonds – 32,795,000 – 32,795,000
Total $ – $ 704,516,723 $ – $ 704,516,723

Portfolio of Investments February 28, 2026
Nebraska
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.1%
X 69,957,193 MUNICIPAL BONDS - 99.1%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 9.7%
$ 500,000 Boys Town Village, Nebraska, Revenue Bonds, Boys Town Project
Series 2026
5 .000% 07/01/46 $ 526,178
500,000 Douglas County, Nebraska, Educational Facilities Revenue
Bonds, Creighton University Projects, Refunding Series 2025
5 .250 07/01/49 530,843
1,195,000 Nebraska State Colleges Facilities Corporation, Nebraska,
Revenue Bonds, Facilities Program Series 2022B - AGM Insured
5 .000 07/15/37 1,313,552
1,000,000 Nebraska State Colleges, Student Fees and Facilities Revenue
Bonds, Board of Trustees, Wayne State College Series 2023 -
AGM Insured
5 .000 07/01/48 1,043,498
445,000 Saline County, Nebraska, Educational Facilities Revenue Bonds,
Doane College Project, Refunding Series 2020A
3 .000 02/15/35 444,979
500,000 Southeast Community College Area, Nebraska, Facilities
Revenue Bonds, Series 2020 - AGM Insured
3 .000 03/15/45 417,749
500,000 University of Nebraska Facilities Corporation, Nebraska, Facilities
Bonds, Refunding Series 2017B
4 .000 05/15/37 505,265
2,000,000 University of Nebraska Facilities Corporation, Nebraska, Facilities
Program Bonds, Green Series 2021B
5 .000 07/15/51 2,085,728
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 6,867,792
HEALTH CARE - 9.7%
575,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding
Series 2020A
4 .000 11/15/40 579,278
300,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding
Series 2020A
4 .000 11/15/41 300,657
180,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series
2017
5 .000 11/15/37 183,310
500,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series
2017
5 .000 11/15/47 503,890
440,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Series 2025
5 .000 11/01/32 497,978
585,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Series 2025
5 .500 11/01/49 634,685
775,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project, Series
2014
5 .000 05/15/44 775,179
260,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
4 .125 11/01/36 260,099
1,085,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
5 .000 11/01/45 1,085,577
250,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A
5 .000 07/01/30 255,602
500,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/34 500,254
435,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/35 435,217
875,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5 .250 02/01/37 849,050
TOTAL HEALTH CARE 6,860,776
HOUSING/SINGLE FAMILY - 0.9%
660,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Refunding Series 2016A
3 .500 09/01/36 659,745
TOTAL HOUSING/SINGLE FAMILY 659,745

Portfolio of Investments February 28, 2026
(continued)
Nebraska

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE - 1.6%
$ 1,200,000 Nebraska Educational, Health, Cultural and Social Services
Finance Authority, Revenue Bonds, Immanuel Retirement
Communities Obligated Group, Series 2019A
4 .000% 01/01/49 $ 1,094,819
TOTAL LONG-TERM CARE 1,094,819
TAX OBLIGATION/GENERAL - 47.1%
500,000 Adams County, Nebraska, General Obligation Bonds, Series
2023A
5 .000 12/15/42 513,962
750,000 Bellevue, Nebraska, Tax Supported Municipal Improvement
Bonds, Series 2024
4 .000 09/15/49 713,295
500,000 Buffalo County School District 007 Kearney Public Schools,
Nebraska, General Obligation Bonds, School Building Series
2016
3 .000 12/15/36 494,583
500,000 Cass County School District 32 Louisville Public Schools,
Nebraska, General Obligation Bonds, School Building Series
2026
5 .000 12/15/46 518,380
270,000 Cass County School District 56 Conestoga Public Schools,
Nebraska, General Obligation Bonds, School Building Series
2025A
5 .000 12/15/39 288,035
380,000 Cass County School District 56 Conestoga Public Schools,
Nebraska, General Obligation Bonds, School Building Series
2025B
4 .000 12/15/39 387,615
750,000 City of Omaha, Nebraska, Special Tax Revenue Redevelopment
and Refunding Bonds, Series 2024A
5 .000 04/15/44 818,938
1,000,000 Custer County School District 025 Broken Bow Public Schools,
Nebraska, General Obligation Bonds, School Building Series
2024 - BAM Insured
5 .000 12/15/41 1,043,974
750,000 Dodge County School District 1 Fremont, Nebraska, General
Obligation Bonds, Series 2023 - AGM Insured
5 .000 12/15/48 795,567
1,000,000 Douglas County School District 059, Nebraska, General
Obligation Bonds, Bennington Public Schools, Series 2016
3 .375 12/15/41 936,596
500,000 Douglas County School District 059, Nebraska, General
Obligation Bonds, School Building Series 2026
5 .000 06/15/46 541,746
1,500,000 Douglas County School District 1, Nebraska, General Obligation
Bonds, Omaha Public Schools Series 2020
3 .000 12/15/43 1,314,367
1,000,000 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Series 2018
4 .000 12/15/38 1,016,927
1,000,000 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Series 2024 - AGM Insured
4 .000 12/15/45 988,229
1,000,000 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Series 2025
5 .000 06/15/45 1,086,815
480,000 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Series 2026
5 .000 06/15/45 523,635
405,000 Douglas County School District 54, Ralston, Nebraska, General
Obligation Bonds, Series 2023
5 .000 12/15/43 434,617
1,000,000 Douglas County School District 54, Ralston, Nebraska, General
Obligation Bonds, Series 2023
5 .000 12/15/48 1,049,136
635,000 Douglas County School District 66, Westside, Nebraska, General
Obligation Bonds, Series 2023
5 .000 12/01/41 685,101
425,000 Douglas County School District 66, Westside, Nebraska, General
Obligation Bonds, Series 2025B
5 .000 12/01/44 455,335
350,000 Gretna, Nebraska, Tax Supported Municipal Improvement Bonds,
Refunding Series 2025B
4 .375 12/15/41 359,430
250,000 Hall County, Nebraska, Limited Tax Bonds, Building Series 2024 5 .000 12/15/40 264,246
250,000 Hall County, Nebraska, Limited Tax Bonds, Building Series 2024 4 .000 12/15/44 247,974
375,000 Kearney County School District 501, Nebraska, General
Obligation Bonds, Axtell Community Schools School Building
Series 2024
5 .000 12/15/39 397,538
375,000 Kearney County School District 501, Nebraska, General
Obligation Bonds, Axtell Community Schools School Building
Series 2024
4 .000 12/15/44 373,916
965,000 Kearney County, Nebraska, General Obligation Bonds,
Recreational Facilities Series 2022
4 .000 05/15/42 965,623
1,000,000 La Vista, Nebraska, General Obligation Bonds, Highway
Allocation Pledge Series 2023
5 .000 09/15/43 1,039,807

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 La Vista, Sarpy County, Nebraska, Tax Supported Bonds, Taxable
Refunding Series 2022 - AGM Insured
5 .000% 09/15/42 $ 1,026,020
1,000,000 Lancaster County School District 1, Lincoln, Nebraska, General
Obligation Bonds, Series 2020
3 .000 01/15/43 880,896
500,000 Nance County School District 30, Nebraska, General Obligation
Bonds, Twin River Public School School Building Series 2024 -
BAM Insured
4 .125 12/15/49 479,797
300,000 North Platte Airport Authority, Nebraska, General Obligation
Bonds, Series 2024
4 .750 12/15/44 300,205
500,000 Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2018A
4 .000 01/15/37 504,910
500,000 Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2019
4 .000 04/15/37 513,049
610,000 Omaha, Nebraska, General Obligation Bonds, Series 2025A 5 .000 04/15/45 664,128
1,000,000 Omaha, Nebraska, General Obligation Bonds, Various Purpose
Series 2022
5 .000 04/15/41 1,094,921
500,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series
2018A
5 .000 01/15/33 512,569
1,000,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series
2024C
4 .000 04/15/49 940,370
1,000,000 Otoe County School District 0501 Palmyra District OR-1,
Nebraska, General Obligation Bonds, School Building Series
2022
5 .000 12/15/42 1,022,728
1,000,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Series 2023
4 .250 12/01/43 1,037,464
1,000,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Series 2025
5 .000 12/01/45 1,081,089
1,000,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2019
5 .000 06/15/40 1,052,246
1,000,000 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018
5 .000 12/15/47 1,017,415
500,000 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2025
5 .000 12/15/45 532,280
1,000,000 Wayne County School District 17, Nebraska, General Obligation
Bonds, Wayne Community Schools, School Building Series 2023
4 .250 12/15/48 987,808
530,000 Wayne County School District 17, Nebraska, General Obligation
Bonds, Wayne Community Schools, School Building Series 2024
5 .000 12/15/43 551,559
750,000 York County School District 12, Nebraska, General Obligation
Bonds, School Building Series 2024
5 .000 12/15/45 784,543
TOTAL TAX OBLIGATION/GENERAL 33,239,384
TAX OBLIGATION/LIMITED - 9.8%
500,000 Blair, Nebraska, Highway Allocation Fund Pledge Bonds, Series
2023
4 .000 06/15/43 503,095
500,000 Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire
Project, Series 2018
4 .000 09/15/27 500,598
1,250,000 Douglas County Nebraska, Sanitary and Improvement, District
Number 608, General Obligation Bonds, North Streams, Series
2022
6 .000 12/15/47 1,152,705
450,000 Douglas County Sanitary and Improvement District 607 Deer
Crest, Nebraska, General Obligation Bonds, Series 2024
5 .000 09/15/44 451,107
1,060,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/28 1,100,611
600,000 Omaha Public Facilities Corporation, Nebraska, Lease Revenue
Bonds, Series 2025E
5 .000 04/15/44 658,451
600,000 Omaha Public Facilities Corporation, Nebraska, Lease Revenue
Bonds, Series 2025E
5 .000 04/15/45 650,357
1,950,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,913,981
TOTAL TAX OBLIGATION/LIMITED 6,930,905

Portfolio of Investments February 28, 2026
(continued)
Nebraska

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 3.8%
$ 1,000,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, (AMT) 4 .000% 07/01/36 $ 1,042,507
550,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2017A, (AMT)
5 .000 12/15/36 558,068
1,000,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2024, (AMT)
5 .250 12/15/49 1,053,208
TOTAL TRANSPORTATION 2,653,783
UTILITIES - 16.5%
465,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5 .000 09/01/37 526,700
1,000,000 (a) Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5 .000 05/01/54 1,070,099
1,930,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 1,964,135
500,000 Guam Power Authority, Revenue Bonds, Refunding Series 2022A 5 .000 10/01/43 527,756
1,000,000 Nebraska Public Power District, General Revenue Bonds, Series
2016A
5 .000 01/01/41 1,000,938
1,000,000 Nebraska Public Power District, General Revenue Bonds, Series
2023A
5 .000 07/01/28 1,051,056
1,000,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2018A
5 .000 02/01/39 1,040,452
750,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2022B
5 .000 02/01/47 790,781
1,000,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2024A
5 .500 02/01/49 1,093,650
500,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2025A
5 .000 02/01/43 558,220
1,000,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2025B
5 .000 02/01/47 1,079,740
500,000 Public Power Generation Agency, Nebraska, Whelan Energy
Center Unit 2 Revenue Bonds, Refunding Series 2016A
5 .000 01/01/40 503,046
100,000 Wheat Belt Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2025
4 .625 09/01/41 101,087
340,000 Wheat Belt Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2025
5 .000 09/01/45 342,329
TOTAL UTILITIES 11,649,989
TOTAL MUNICIPAL BONDS
(Cost $69,687,879) 69,957,193
TOTAL LONG-TERM INVESTMENTS
(Cost $69,687,879) 69,957,193
OTHER ASSETS & LIABILITIES, NET - 0.9% 634,464
NET ASSETS - 100% $ 70,591,657
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Nebraska
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 69,957,193 $ – $ 69,957,193
Total $ – $ 69,957,193 $ – $ 69,957,193

Portfolio of Investments February 28, 2026
Oregon Intermediate
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 91.2%
X 207,128,761 MUNICIPAL BONDS - 91.2%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 6.1%
$ 1,095,000 Forest Grove, Oregon, Campus Improvement Revenue Bonds,
Pacific University Project, Refunding Series 2015A
5 .000% 05/01/30 $ 1,096,225
1,525,000 Forest Grove, Oregon, Campus Improvement Revenue Bonds,
Pacific University Project, Refunding Series 2022A
5 .000 05/01/32 1,630,221
420,000 Oregon Facilities Authority, Oregon, Revenue Bonds, Southern
Oregon Goodwill project, Series A
5 .000 12/01/40 444,706
95,000 (a) Oregon Facilities Authority, Revenue Bonds, Howard Street
Charter School Project, Series 2019A
5 .000 06/15/29 97,494
920,000 (a) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5 .000 06/15/34 944,476
2,190,000 Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Refunding Series 2025A
5 .000 04/01/38 2,419,292
2,025,000 Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Refunding Series 2025A
5 .000 04/01/40 2,199,937
490,000 (a) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series 2022A
6 .750 06/15/42 525,394
455,000 (a) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Redmond Proficiency Academy Project, Series
2025A
5 .500 06/15/45 466,492
1,000,000 Yamhill County, Oregon, Revenue Bonds, George Fox University
Project, Refunding Series 2021
4 .000 12/01/36 1,039,069
1,875,000 Yamhill County, Oregon, Revenue Bonds, George Fox University
Project, Refunding Series 2021
4 .000 12/01/41 1,906,491
1,000,000 Yamhill County, Oregon, Revenue Bonds, Linfield University
Project, Refunding Series 2020A
5 .000 10/01/35 1,043,434
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 13,813,231
HEALTH CARE - 10.1%
455,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/39 502,388
1,000,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/40 1,091,231
375,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series 2016A
4 .000 01/01/33 375,133
1,000,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series 2016A
5 .000 01/01/33 1,001,129
715,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series 2020A
4 .000 01/01/34 740,780
3,985,000 Oregon Facilities Authority, Revenue Bonds, Peacehealth System,
Refunding Series 2014A
4 .125 11/15/32 3,986,892
600,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services Project, Refunding Series 2020A
5 .000 10/01/30 646,352
485,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/29 487,489
1,325,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/30 1,330,790
4,105,000 (b) Oregon Health and Science University, Revenue Bonds, Green
Series 2021B-1, (Mandatory Put 2/01/30)
5 .000 07/01/46 4,444,315
1,000,000 Oregon Health and Science University, Revenue Bonds, Series
2019A
5 .000 07/01/29 1,082,129
560,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5 .000 05/15/30 562,856
1,000,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5 .000 05/15/31 1,004,899
1,200,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5 .000 05/15/46 1,201,799
2,235,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Series 2019A
5 .000 05/15/32 2,396,907
1,230,000 Union County Oregon, Hospital Facility Authority Revenue
Bonds, Grande Ronde Hospital Incorporated, Series 2022
5 .000 07/01/33 1,339,182

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 695,000 Union County Oregon, Hospital Facility Authority Revenue
Bonds, Grande Ronde Hospital Incorporated, Series 2022
5 .000% 07/01/34 $ 753,513
TOTAL HEALTH CARE 22,947,784
HOUSING/MULTIFAMILY - 0.6%
340,000 Home Forward, Oregon, Multifamily Housing Revenue Bonds,
Lovejoy Station Apartments, Refunding Series 2016
4 .000 07/15/29 341,995
1,000,000 (b) Oregon Housing and Community Services Department, Oregon,
Multifamily Housing Revenue Bonds, Hollywood Hub Apartments
Project, Series 2024R, (Mandatory Put 1/01/29)
4 .000 01/10/48 1,024,115
TOTAL HOUSING/MULTIFAMILY 1,366,110
HOUSING/SINGLE FAMILY - 0.7%
935,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
1 .900 01/01/33 845,928
825,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
1 .950 07/01/33 742,924
TOTAL HOUSING/SINGLE FAMILY 1,588,852
INFORMATION TECHNOLOGY - 0.9%
2,000,000 (b) Oregon State  Business Development Commission, Recovery
Zone Facility Revenue Bonds, Intel Corporation Project, 232
Series 2010, (Mandatory Put 6/15/28)
3 .800 12/01/40 2,041,282
TOTAL INFORMATION TECHNOLOGY 2,041,282
LONG-TERM CARE - 4.6%
385,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .000 11/15/27 392,941
300,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .000 11/15/28 306,196
315,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .000 11/15/29 321,508
330,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .000 11/15/30 336,812
200,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4 .000 05/15/26 200,075
400,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4 .000 11/15/26 400,629
350,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4 .000 05/15/27 351,448
350,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4 .000 11/15/27 351,964
930,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2012
5 .000 12/01/29 930,618
325,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2016
5 .000 12/01/30 328,295
1,005,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding
Green Series 2021A
4 .000 12/01/36 1,000,321
1,040,000 Polk County Hospital Facility Authority, Oregon, Revenue Bonds,
Dallas Retirement Village Project, Series 2015A
5 .125 07/01/35 1,040,558
1,540,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Capital Manor, Inc., Refunding Bonds, Series 2022
4 .000 05/15/40 1,523,971
1,150,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2016A
5 .000 11/15/31 1,158,204
1,820,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2021A
5 .000 11/15/36 1,878,353
TOTAL LONG-TERM CARE 10,521,893
TAX OBLIGATION/GENERAL - 40.9%
750,000 Aurora, Marion County, Oregon, General Obligation Bonds,
Taxable Series 2024 - BAM Insured
5 .250 06/01/45 811,852
2,400,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Current Interest
Series 2017C
5 .000 06/15/35 2,478,775
2,000,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Deferred Interest
Series 2017B
0 .000 06/15/33 1,510,388

Portfolio of Investments February 28, 2026
(continued)
Oregon Intermediate

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,000,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0 .000% 06/15/41 $ 1,043,703
820,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025B
5 .000 06/15/36 980,032
1,380,000 Bend, Oregon, General Obligation Bonds, Full Faith & Credit
Series 2023
5 .000 06/01/36 1,622,605
350,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/26 352,839
2,835,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/27 2,939,050
350,000 Benton County, Oregon, Full Faith and Credit Obligations, Series
2023
5 .000 06/01/37 399,511
250,000 Benton County, Oregon, Full Faith and Credit Obligations, Series
2023
5 .000 06/01/38 282,987
1,000,000 Boardman, Morrow County, Oregon, General Obligation Bonds,
Series 2021 - BAM Insured
4 .000 06/15/35 1,038,208
680,000 Chemeketa Community College District, Oregon, General
Obligation Bonds, Series 2025B
5 .000 06/15/38 798,876
1,000,000 Chemeketa Community College District, Oregon, General
Obligation Bonds, Series 2025B
5 .000 06/15/42 1,134,958
1,665,000 Clackamas and Multnomah Counties School District 7J Lake
Oswego, Oregon, General Obligation Bonds, Series 2017
4 .000 06/01/32 1,695,367
1,000,000 Clackamas and Multnomah Counties School District 7J, Lake
Oswego, Oregon, General Obligation Bonds, Series 2025
5 .000 06/01/42 1,134,473
875,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Refunding Series 2025
5 .000 06/15/42 991,591
3,575,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Deferred Interest Series 2017A
0 .000 06/15/41 1,805,828
585,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Series 2018
5 .000 06/15/31 621,240
550,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Series 2018
5 .000 06/15/32 583,590
1,225,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Series 2025B
5 .000 06/15/44 1,359,347
1,135,000 David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0 .000 06/15/34 868,979
2,000,000 David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0 .000 06/15/35 1,453,164
1,210,000 David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0 .000 06/15/37 780,209
1,000,000 David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0 .000 06/15/38 606,040
1,000,000 Deschutes and Jefferson Counties School District 2J Redmond,
Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/42 1,122,201
1,335,000 Deschutes County Administrative School District 1, Bend-La Pine,
Oregon, General Obligation Bonds, Series 2023
5 .000 06/15/36 1,535,055
2,000,000 Deschutes County Administrative School District 1, Bend-La Pine,
Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/41 2,279,613
1,500,000 Hillsboro, Washington County, Oregon, General Obligation
Bonds, Series 2026
5 .000 06/01/40 1,752,859
1,500,000 Hillsboro, Washington County, Oregon, General Obligation
Bonds, Series 2026
4 .000 06/01/41 1,572,689
605,000 Hoodland Rural Fire Protection District 74, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/38 699,376
1,845,000 Jackson County School District 5 Ashland, Oregon, General
Obligation Bonds, Series 2019
5 .000 06/15/34 1,992,553
190,000 Keizer, Oregon, General Obligation Assessment Bonds, Keizer
Station Area A Local Improvement District, Series 2008
5 .200 06/01/31 190,419
1,000,000 Lane Community College, Lane, Linn, Benton and Douglas
Counties, Oregon, General Obligation Bonds, Series 2020A
4 .000 06/15/33 1,059,885
1,750,000 Lane Community College, Lane, Linn, Benton and Douglas
Counties, Oregon, General Obligation Bonds, Series 2020A
4 .000 06/15/34 1,846,305
3,900,000 Lane County School District 4J Eugene, Oregon, General
Obligation Bonds, School Bond Guaranty Series 2019
4 .000 06/15/35 4,041,550

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 500,000 (c) Lincoln County School District, Oregon, General Obligation
Bonds,  Conv Deferred Interest, Series 2025
0 .000% 06/15/37 $ 569,985
500,000 (c) Lincoln County School District, Oregon, General Obligation
Bonds,  Conv Deferred Interest, Series 2025
0 .000 06/15/39 561,417
2,000,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2020B
5 .000 06/15/34 2,212,169
2,145,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2020B
5 .000 06/15/35 2,362,862
2,000,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Series 2018
5 .000 06/15/33 2,123,135
1,050,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Series 2018
5 .000 06/15/38 1,103,291
1,000,000 Marion County School District 15 North Marion, Oregon, General
Obligation Bonds, Series 2018B
5 .000 06/15/31 1,063,794
2,500,000 Metro, Oregon, General Obligation Bonds, Series 2020A 4 .000 06/01/34 2,656,394
1,590,000 Metro, Oregon, General Obligation Bonds, Series 2025 5 .000 06/01/41 1,838,998
1,060,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/42 1,185,065
450,000 Oregon Coast Community College District, Lincoln County,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2024
5 .000 06/15/39 517,000
350,000 Oregon Coast Community College District, Lincoln County,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2024
5 .000 06/15/41 394,678
1,250,000 Oregon State, General Obligation Bonds, Article XI-Q State
Projects, Series 2025K
5 .000 11/01/42 1,425,654
770,000 Oregon State, General Obligation Bonds, Series 2024A 5 .000 05/01/37 901,603
145,000 Port of Alsea, Lincoln County, Oregon, General Obligation
Bonds, Series 2018
3 .750 06/15/28 145,911
180,000 Port of Alsea, Lincoln County, Oregon, General Obligation
Bonds, Series 2018
4 .000 06/15/33 182,560
900,000 Portland Community College District, Multnomah County,
Oregon, General Obligation Bonds, Refunding Series 2016
5 .000 06/15/29 907,596
1,455,000 Portland Community College District, Multnomah County,
Oregon, General Obligation Bonds, Series 2023
5 .000 06/15/38 1,659,743
2,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 2,004,133
500,000 Redmond Area Park and Recreation District, Deschutes County,
Oregon, General Obligation Bonds, Series 2023
5 .000 06/15/34 580,824
1,850,000 Redmond, Oregon, Full Faith and Credit Obligations, Airport
Expansion Project, Series 2025A, (AMT)
5 .000 06/01/37 2,098,116
500,000 Redmond, Oregon, Full Faith and Credit Obligations, Airport
Expansion Project, Series 2025A, (AMT)
5 .000 06/01/39 558,654
630,000 Redmond, Oregon, Full Faith and Credit Obligations, Series
2019B-1
5 .000 06/01/36 668,727
2,285,000 Saint Helens, Oregon, Full Faith and Credit Obligations, Series
2021
4 .000 08/01/41 2,335,439
1,000,000 Tillamook County School District 009, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/39 1,149,033
245,000 Umatilla County School District 6R Umatilla, Oregon, General
Obligation Bonds, Series 2017
5 .000 06/15/27 253,833
340,000 Umatilla County School District 6R Umatilla, Oregon, General
Obligation Bonds, Series 2017
5 .000 06/15/29 352,701
315,000 Umatilla County School District 6R Umatilla, Oregon, General
Obligation Bonds, Series 2017
5 .000 06/15/31 326,468
500,000 Washington and Clackamas Counties School District 23J Tigard-
Tualatin, Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/37 592,123
750,000 Washington and Clackamas Counties School District 23J Tigard-
Tualatin, Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/38 881,113
750,000 Washington and Clackamas Counties School District 23J Tigard-
Tualatin, Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/39 874,926
6,000,000 Washington County School District 13, Oregon, General
Obligation Bonds, Series 2024A
0 .000 06/15/44 2,628,690

Portfolio of Investments February 28, 2026
(continued)
Oregon Intermediate

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,320,000 Washington County, Oregon, General Obligation Bonds, Full
Faith & Credit Obligation Series 2016B
4 .000% 03/01/31 $ 1,321,097
3,845,000 Washington County, Oregon, General Obligation Bonds, Full
Faith & Credit Obligation Series 2025
5 .000 06/01/42 4,368,614
1,010,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5 .000 06/15/31 1,047,200
1,450,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5 .000 06/15/34 1,499,465
1,000,000 Yamhill County School District 40, McMinnville, Oregon, General
Obligation Bonds, Refunding Series 2016
4 .000 06/15/31 1,004,661
1,000,000 Yamhill County School District 40, McMinnville, Oregon, General
Obligation Bonds, Refunding Series 2016
4 .000 06/15/32 1,004,387
TOTAL TAX OBLIGATION/GENERAL 92,748,176
TAX OBLIGATION/LIMITED - 8.7%
1,000,000 Beaverton, Oregon, Special Revenue Bonds, Series 2020A 4 .000 06/01/37 1,037,857
200,000 Cannon Beach, Clatsop County, Oregon, General Obligation
Bonds, Full Faith Credit Series 2024
5 .000 06/01/37 231,287
250,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/37 284,889
1,635,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/28 1,697,640
460,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 494,270
1,000,000 Oregon Department of Administrative Services, State Lottery
Revenue Bonds, Projects and Refunding Series 2025A
5 .000 04/01/38 1,173,151
2,000,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Refunding Subordinate Lien Series 2019A
5 .000 11/15/35 2,169,020
5,470,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2020A
4 .000 11/15/39 5,648,669
1,000,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000 11/15/43 1,125,986
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 1,002,068
1,600,000 Seaside, Clatsop County, Oregon, Transient Lodgings Tax
Revenue Bonds, Series 2018
5 .000 12/15/30 1,697,681
1,000,000 Tri-County Metropolitan Transportation District, Oregon, Capital
Grant Receipt Revenue Bonds, Series 2018A
5 .000 10/01/31 1,048,741
2,060,000 Tri-County Metropolitan Transportation District, Oregon, Capital
Grant Receipt Revenue Bonds, Series 2018A
4 .000 10/01/33 2,103,350
TOTAL TAX OBLIGATION/LIMITED 19,714,609
TRANSPORTATION - 5.8%
350,000 Jackson County, Oregon, Airport Revenue Bonds, Refunding
Series 2016 - AGM Insured
4 .000 12/01/34 351,005
1,000,000 (a) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 1,000,308
3,745,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5 .000 07/01/29 4,056,325
2,400,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2024-30A, (AMT)
5 .000 07/01/37 2,718,589
1,690,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2017-24B, (AMT)
5 .000 07/01/35 1,718,653
3,040,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT)
5 .000 07/01/34 3,418,898
TOTAL TRANSPORTATION 13,263,778
U.S. GUARANTEED - 0.1% (d)
425,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Deferred Interest Series 2017A, (Pre-
refunded 6/15/27)
0 .000 06/15/41 219,290
TOTAL U.S. GUARANTEED 219,290
UTILITIES - 12.7%
2,140,000 Beaverton, Oregon, Water Revenue Bonds, Series 2020 5 .000 04/01/40 2,300,484
2,090,000 Beaverton, Oregon, Water Revenue Bonds, Series 2022 4 .000 04/01/35 2,248,831
2,150,000 Beaverton, Oregon, Water Revenue Bonds, Series 2022 4 .000 04/01/36 2,291,414

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 350,000 Central Lincoln Peoples Utility District, Oregon, Electric Revenue
Bonds, Refunding Series 2025
5 .000% 12/01/42 $ 395,489
250,000 Clackamas River Water, Oregon, Water Revenue Bonds,
Refunding Series 2025
5 .000 11/01/37 290,524
300,000 Clackamas River Water, Oregon, Water Revenue Bonds,
Refunding Series 2025
5 .000 11/01/42 335,045
1,000,000 Emerald Peoples Utility District, Oregon, Electric System Revenue
Bonds, Series 2025
5 .000 06/01/42 1,125,620
1,135,000 Eugene, Oregon, Electric Utility Revenue Bonds, Refunding
Series 2024
5 .000 08/01/42 1,270,551
250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5 .000 08/01/36 289,231
250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5 .000 08/01/37 287,183
250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5 .000 08/01/38 285,147
1,065,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 07/01/28 1,072,934
1,120,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 07/01/29 1,128,363
1,180,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 07/01/30 1,188,716
500,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/36 563,024
1,250,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/38 1,386,200
1,595,000 Portland, Oregon, Sewer System Revenue Bonds, Second Lien
Refunding Series 2023A
5 .000 12/01/36 1,841,104
500,000 Portland, Oregon, Sewer System Revenue Bonds, Second Lien
Refunding Series 2025A
5 .000 10/01/42 567,262
2,500,000 Portland, Oregon, Water System Revenue Bonds, Refunding First
Lien Series 2016A
4 .000 04/01/33 2,501,819
3,000,000 Portland, Oregon, Water System Revenue Bonds, Refunding First
Lien Series 2022A
4 .000 04/01/35 3,192,779
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/33 1,060,786
1,000,000 Tigard, Washington County, Oregon, Water System Revenue
Bonds, Refunding Series 2025 - BAM Insured
5 .000 08/01/43 1,119,417
1,525,000 (a) Warm Springs Reservation Confederated Tribes, Oregon,
Hydroelectric Revenue Bonds, Tribal Economic Development
Bond Pelton Round Butte Project, Taxable Refunding Green
Series 2019B
5 .000 11/01/33 1,632,486
500,000 (a) Warm Springs Reservation Confederated Tribes, Oregon,
Hydroelectric Revenue Bonds, Tribal Economic Development
Bond Pelton Round Butte Project, Taxable Refunding Green
Series 2019B
5 .000 11/01/36 529,347
TOTAL UTILITIES 28,903,756
TOTAL MUNICIPAL BONDS
(Cost $201,593,700) 207,128,761
TOTAL LONG-TERM INVESTMENTS
(Cost $201,593,700) 207,128,761
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  5.1%
X 11,495,000 MUNICIPAL BONDS - 5.1%   X –
HEALTH CARE - 2.5%
$ 2,100,000 (e) Oregon Facilities Authority, Revenue Bonds, Peacehealth System,
Refunding Series 2018A
1 .900 08/01/34 $ 2,100,000
3,485,000 (e) Oregon Facilities Authority, Revenue Bonds, Peacehealth System,
Refunding Series 2018B
1 .900 08/01/34 3,485,000
TOTAL HEALTH CARE 5,585,000

Portfolio of Investments February 28, 2026
(continued)
Oregon Intermediate

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 2.6%
$ 2,500,000 (e) Oregon State, General Obligation Bonds, Department of
Veterans Affairs Series 105B of 2020J
1 .900% 06/01/39 $ 2,500,000
1,040,000 (e) Oregon State, General Obligation Bonds, Department of
Veterans Affairs Series 2020M
1 .900 12/01/44 1,040,000
750,000 (e) Oregon State, General Obligation Bonds, Veterans'  Welfare
Series 95 of 2015P
2 .000 12/01/36 750,000
1,620,000 (e) Oregon State, General Obligation Bonds, Veteran's Welfare
Series 110 Series 2022E
1 .900 06/01/45 1,620,000
TOTAL TAX OBLIGATION/GENERAL 5,910,000
TOTAL MUNICIPAL BONDS
(Cost $11,495,000) 11,495,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,495,000) 11,495,000
TOTAL INVESTMENTS - 96.3%
(Cost $213,088,700) 218,623,761
OTHER ASSETS & LIABILITIES, NET - 3.7% 8,445,079
NET ASSETS - 100% $ 227,068,840
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $6,256,783 or 2.9% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Oregon Intermediate
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 207,128,761 $ – $ 207,128,761
Short-Term Investments:
Municipal Bonds – 11,495,000 – 11,495,000
Total $ – $ 218,623,761 $ – $ 218,623,761